Condensed Consolidated Statements of Changes in Equity (deficiency) (unaudited) - USD ($)		Preferred Stock	Common Stock		Additiona paid-in capital	Treasury Stock		Subscription receivable	Accumulated deficit	Accumulated other comprehensive loss	Noncontrolling interest	Total
Balance at Jun. 30, 2018			$ 23,717,330		$ 1,755,573	$ (417,538)			$ (434,856)	$ (272,407)	$ (4,812,828)	$ 19,535,274
Balance (in Shares) at Jun. 30, 2018	[1]		2,654,206			(35,099)
Stock based compensation to employee			$ 1,382,500									1,382,500
Stock based compensation to employee (in Shares)	[1]		316,000
Stock based compensation to consultants			$ 574,000		(127,500)							446,500
Stock based compensation to consultants (in Shares)	[1]		110,000
Issuance of common stock to private investor			$ 850,000									850,000
Issuance of common stock to private investor (in Shares)	[1]		130,701
Amortization of shares to management and employees					91,000							91,000
Amortization of shares issued to consultants					347,833							347,833
Foreign currency translation										(398,699)	117,475	(281,224)
Net income (loss)									(6,533,844)		(478,269)	(7,012,113)
Balance at Jun. 30, 2019			$ 26,523,830		2,066,906	$ (417,538)			(6,968,700)	(671,106)	(5,173,622)	15,359,770
Balance (in Shares) at Jun. 30, 2019	[1]		3,210,907			(35,099)
Stock based compensation to employee			$ 63,000									63,000
Stock based compensation to employee (in Shares)	[1]		86,000
Stock based compensation to consultants			$ 524,300		(324,000)							200,300
Stock based compensation to consultants (in Shares)			10,000	[1]			[1]
Amortization of shares issued to consultants					180,209							180,209
Foreign currency translation										(646,211)	142,544	(503,667)
Net income (loss)									(1,627,353)		(121,271)	(1,748,624)
Balance at Sep. 30, 2019			$ 27,111,130		1,923,115	$ (417,538)			(8,596,053)	(1,317,317)	(5,152,349)	13,550,988
Balance (in Shares) at Sep. 30, 2019			2,750,206	[1]		(35,099)	[1]
Balance at Jun. 30, 2019			$ 26,523,830		2,066,906	$ (417,538)			(6,968,700)	(671,106)	(5,173,622)	15,359,770
Balance (in Shares) at Jun. 30, 2019	[1]		3,210,907			(35,099)
Stock based compensation to employee			$ 371,900									371,900
Stock based compensation to employee (in Shares)	[1]		114,000
Stock based compensation to consultants			$ 936,800									936,800
Stock based compensation to consultants (in Shares)	[1]		228,980
Issuance of common stock to private investor			$ 1,000,000					(59,869)				940,131
Issuance of common stock to private investor (in Shares)	[1]		200,000
Cancellation of treasury stock			$ (417,538)			417,538
Cancellation of treasury stock (in Shares)	[1]		(35,099)			35,099
Amortization of shares issued to consultants					268,056							268,056
Foreign currency translation										(412,924)	29,721	(383,203)
Net income (loss)									(16,452,894)		(1,398,460)	(17,928,647)
Balance at Jun. 30, 2020			$ 28,414,992		2,334,962			(59,869)	(23,421,594)	(1,084,030)	(6,542,361)	(357,900)
Balance (in Shares) at Jun. 30, 2020			3,718,788	[1]			[1]
Issuance of common stock to private investor			$ 1,051,200					59,869				1,111,069
Issuance of common stock to private investor (in Shares)			720,000	[1]			[1]
Foreign currency translation										191,251	(198,824)	(7,573)
Net income (loss)									(733,791)		(14,665)	(748,456)
Balance at Sep. 30, 2020			$ 29,466,192		$ 2,334,962				$ (24,155,385)	$ (892,779)	$ (6,755,850)	$ (2,860)
Balance (in Shares) at Sep. 30, 2020			4,438,788	[1]			[1]

[1]	Shares and per share data are presented on a retroactive basis to reflect the 1-for-5 reverse stock split on July 7, 2020.